RESTATED AND AMENDED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2020
Restated And Amended Financial Statements
RESTATED AND AMENDED FINANCIAL STATEMENTS

The consolidated financial statements as at and for the year ended December 31, 2018 have been amended to correct for errors related to the US convertible promissory notes (the “Bonds”) issued in fiscal 2018 and outstanding as at December 31, 2018. In the 2018 annual financial statements, the Company classified the Bonds as compound instruments and recognized a liability component and an equity component related to the conversion feature of the Bonds. Under IAS 39, since the Bonds are denominated in US dollars which is not the functional currency of the Company, the conversion feature embedded in the Bonds should have been classified as a derivative liability. The overall instrument should have been classified as a financial liability and an embedded derivative conversion feature instead of a compound instrument as originally reported.

Amended and restated consolidated statement of financial position:

	As at December 31, 2018
	Previously Reported		Adjustments		As Restated
	$		$		$

Deferred loss on derivatives		-		951,792		951,792
Derivative Liability		-		733,339		733,339
Convertible Promissory Notes – Current		636,890		(611,349)		25,541
Convertible Promissory Notes Payable – Non-Current		11,961		(11,961)		-
Promissory Notes		-		209,755		209,755
Share Capital		6,047,999		32,152		6,080,151
Retained Earnings		(6,298,936)		599,857		(5,699,079)

Amended and restated consolidated statement of comprehensive loss:

	Year ended December 31, 2018
	Previously Reported		Adjustments		As Restated
	$		$		$

Accounting, Audit, and Legal		100,144		(17,669)		82,475
Accretion Expense		-		7,039		7,039
Interest and Bank Charges		189,375		9,283		198,658
Foreign Exchange (Loss) Gain		(26,711)		64,393		37,682
Change in Fair Value on Derivative Instruments		-		534,118		534,118
Loss per share, basic and diluted		$0.01				$0.01

Amended and restated consolidated statement of cash flows:

	Year ended December 31, 2018
	Previously Reported		Adjustment		As Restated
	$		$		$

Net Loss for the Year		(1,122,820)		599,857		(522,963)

Non-Cash Items
Change in Fair Value on Derivative Instruments		-		(534,118)		(534,118)
Accrued Interest on Convertible Promissory Notes		-		195,412		195,412
Accretion Expenses		-		7,039		7,039
Original Issue Discounts on Promissory Notes		36,653		(36,653)		-
Unrealized Foreign Exchange (Gain) Loss		58,346		(136,196)		(77,850)
Fees and Interest on Convertible Promissory Notes		186,128		(186,128)		-
Change in Non-Cash Working Capital Accounts		104,828		(1)		104,827
Net Proceeds on Issuance of Promissory Notes		686,590		108,457		795,047

The material impact of the correction on the audited consolidated financial statements for the year ended 2018 related to the Bonds was to increase the derivative assets by $951,792, increase the fair value of the derivative liabilities by $733,339, decrease the fair value of the Bonds by $413,556, increase the share capital by $32,152, and decrease the accumulated deficit by $599,857.